Schedule of Share-based Payment Award, Stock Option (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Expected dividend yield
Volatility	90.20%	107.06%	123.00%
Risk-free interest rate	1.57%	0.52%	0.32%
Expected life of options (years)	5 years	5 years	5 years
Forfeiture rate	5.00%	5.00%	5.00%